Net Loss Per Share	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share

5. Net Loss Per Share

Basic loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted loss per share is computed based on the sum of the weighted average number of common shares and dilutive common shares outstanding during the period. In connection with the Business Combination as described in Note 1 - Business and Organization, the Company issued earnout shares which are held in escrow until they are earned. The targets for the release of earnout shares are based on the volume weighted average trading prices (“VWAP”) of common shares during the earnout period. The earnout shares are excluded from the calculation of basic and diluted weighted-average number of common shares outstanding until vested. For periods prior to the Business Combination, basic and diluted loss per share was calculated based on the 25.0 million shares issued to Legacy DIH shareholders at the Closing Date.

Potential shares of common stock are excluded from the computation of diluted net loss per share if their effect would have been anti-dilutive for the periods presented or if the issuance of shares is contingent upon events that did not occur by the end of the period. Diluted loss per share for the public warrants, private placement warrants and warrants issued in connection with the convertible debt is calculated under the treasury method. Diluted loss per share for the convertible debt and earn-out shares is calculated under the if-converted method.

As of September 30, 2024, there were 34,544,935 shares of Common Stock issued and outstanding, excluding earnout shares.

Computation of basic and diluted net loss per share for the three and six months ended September 30, 2024 and 2023, is as follows (in thousands, except share and per share amounts):

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Net loss	$(234)	$(2,484)	$(544)	$(5,397)
Weighted-average shares outstanding - basic and diluted	34,544,935	25,000,000	34,544,935	25,000,000
Net loss per share – basic and diluted	$(0.01)	$(0.10)	$(0.02)	$(0.22)

The following table outlines dilutive common share equivalents outstanding, which were excluded in the above diluted net loss per share calculation because they are anti-dilutive. Beginning on the November 1, 2024, the Company will be required to redeem each month at an amount of $235.7 thousand in cash or in shares of Common Stock at the lower of (i) $5.00 per share or (ii) 90% of the average of the five lowest VWAPs for the 10 consecutive Trading Days ending on the trading day immediately prior to redemption date. The table below assumes the conversion and redemption price of $5.00 per share. See Note 12 for details.

	September 30,
	2024	2023
Earnout shares	6,000,000	—
Common Stock underlying Public Warrants	10,100,000	—
Common Stock underlying Private Placement Warrants	3,235,000	—
Convertible debt (see Note 12)	660,000	—
Warrants issued with convertible debt (see Note 12)	330,000	—
Total	20,325,000	—

5. Net Loss Per Share

Basic income (loss) per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted income (loss) per share is computed based on the sum of the weighted average number of common shares and dilutive common shares outstanding during the period. As described in Note 1 - Business and Organization earnout shares issued in connection with the Business Combination are subject to vesting based on the volume weighted average trading prices (“VWAP”) of common shares during the earnout period. The earnout shares are excluded from the calculation of basic and diluted weighted-average number of common shares outstanding until vested. For periods prior to the Business Combination, basic and diluted loss per share was calculated based on the 25.0 million shares issued to Legacy DIH shareholders at the Closing Date. Potential shares of common stock are excluded from the computation of diluted net loss per share if their effect would have been anti-dilutive for the periods presented or if the issuance of shares is contingent upon events that did not occur by the end of the period.

As of March 31, 2024, there were 34,544,935 shares of Common Stock issued and outstanding, excluding earnout shares.

Computation of basic and diluted net loss per share for the years ended March 31, 2024 and 2023, is as follows (in thousands, except share and per share amounts):

	Years Ended March 31,
	2024	2023
Net loss	$(8,443)	$(1,014)
Weighted-average shares outstanding, basic and diluted	26,382,190	25,000,000
Net loss per share – basic and diluted	$(0.32)	$(0.04)

The following table outlines dilutive common share equivalents outstanding, which are excluded in the above diluted net loss per share calculation, as the effect of their inclusion would be anti-dilutive or the share equivalents were contingently issuable as of each period presented:

	March 31,
	2024	2023
Earnout shares	6,000,000	—
Common Stock underlying Public Warrants	10,100,000	—
Common Stock underlying Private Placement Warrants	3,235,000	—
Total	19,335,000	—